Additional Paid-In Capital	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Additional Paid-In Capital [Text Block]
7.	Additional Paid-In Capital

Stock options

On April 24, 2013 the Company granted 480,000 stock options to an officer to purchase common shares. The stock options are exercisable at $0.65 per share and vest on December 31, 2015. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $157 thousand, using the following assumptions:

Expected volatility	78%
Expected life	3.83 years
Risk-free interest rate	0.34%
Dividend yield	nil

On April 24, 2013 the Company granted 200,000 stock options to an officer to purchase common shares. The stock options are exercisable at $0.65 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $59 thousand, using the following assumptions:

Expected volatility	77%
Expected life	3.13 years
Risk-free interest rate	0.34%
Dividend yield	nil

On August 6, 2013 the Company granted 35,000 stock options to a non-employee director to purchase common shares. The stock options are exercisable at $0.65 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $10 thousand, using the following assumptions:

Expected volatility	75%
Expected life	3.13 years
Risk-free interest rate	0.62%
Dividend yield	nil

During the nine month period ended September 30, 2013 a total of 75,000 (2012 - nil) stock options were exercised for 75,000 (2012 - nil) common shares having a par value of $0 thousand in aggregate, for cash consideration of $31 thousand (2012 - $Nil), resulting in an increase in additional paid-in capital of $31 thousand (2012 - $Nil).

Compensation expenses for stock-based compensation of $82 thousand and $43 thousand were recorded during the nine month period ended September 30, 2013 and 2012 respectively. Of the amount expensed in 2013, $67 thousand (2012 - $41 thousand) relates to stock options granted to employees and directors, and $15 thousand (2012 - $1 thousand) relates to options granted to independent third party consultants. In addition, $1 thousand was expensed in 2012 related to stock options granted to investor relations firms as compensation for investor relation services. As at September 30, 2013, the Company has $202 thousand (2012 - $63 thousand) of unrecognized stock-based compensation.

Warrants

During the nine month period ended September 30, 2013 a total of 3,098,500 (2012 - 1,424,981) warrants were exercised for 3,098,500 (2012 - 945,393) common shares having a par value of $0 thousand in aggregate, for cash consideration of $1,465 thousand (2012 - $337 thousand), resulting in an increase in additional paid-in capital of $1,464 thousand (2012 - $337 thousand).

10.	Additional Paid-In Capital

Stock Options

In November 2006, the Company adopted the 2006 Stock Incentive Plan ("Plan") for the purpose of issuing both Incentive Options and Nonqualified Options to officers, employees, directors and eligible consultants of the Company. A total of 1,600,749 shares of common stock were reserved for issuance under this plan. Options may be granted under the Plan on terms and at prices as determined by the Board of Directors except that the options cannot be granted at less than 100%, of the fair market value of the common stock on the date of the grant. Each option will be exercisable after the period or periods specified in the option agreement, but no option may be exercised after the expiration of 10 years from the date of grant. All options granted to individuals other than non- employee directors will have a total vesting period of 24 months from the date of grant, with one quarter of the total options granted vesting and becoming exercisable every six months. Options granted to non-employees may vest and become 100% fully exercisable immediately upon grant.

At the Annual General Meeting on September 8, 2008 the shareholders of the Company approved to amend the 2006 Stock Option Plan to increase the number of shares available for issuance under the Plan from 1,600,749 to 2,074,000, or 10% of the Company’s issued and outstanding common shares as of July 28, 2008.

A modification was made to the 2006 Stock Option Plan. The life of the options was reduced from 10 years to 5 years to comply with the regulations of the Toronto Stock Exchange. Accordingly, because the grant-date fair value of the modified options was less than the fair value of the original options measured immediately before the modification, no incremental share-based compensation expense resulted from the modification.

At the Annual General Meeting on June 3, 2010, the Shareholders of the Company approved an amendment to the 2006 Stock Option Plan to increase the number of shares available for issuance under the Plan from 2,074,000 to 3,308,127, or 10% of the Company’s issued and outstanding shares as of April 5, 2010.

On May 12, 2011 the Company granted 50,000 stock options to an employee to purchase common shares. The stock options are exercisable at $0.52 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $16 thousand, using the following assumptions:

Expected volatility	115%
Expected life	3.1 years
Risk-free interest rate	0.96%
Dividend yield	nil

On November 29, 2011 the Company granted 115,000 stock options to two non-employee directors, 40,000 stock options to a director, 50,000 stock options to two officers, and 35,000 stock options to two employees, to purchase common shares. The stock options are exercisable at $0.54 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $74 thousand, using the following assumptions:

Expected volatility	101%
Expected life	3.1 years
Risk-free interest rate	0.40%
Dividend yield	nil

On June 13, 2012 the Company granted 40,000 stock options to two employees to purchase common shares. The stock options are exercisable at $0.51 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $10 thousand, using the following assumptions:

Expected volatility	83%
Expected life	3.1 years
Risk-free interest rate	0.40%
Dividend yield	nil

On August 8, 2012 the Company granted 50,000 stock options to a consultant to purchase common shares. The stock options are exercisable at $0.55 per share and vest over 1 year at 25% every three months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $12 thousand, using the following assumptions:

Expected volatility	81%
Expected life	1.8 years
Risk-free interest rate	0.38%
Dividend yield	nil

On December 4, 2012 the Company granted 30,000 stock options to an employee who is also a director and 25,000 stock options to an officer to purchase common shares. The stock options are exercisable at $0.60 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $15 thousand, using the following assumptions:

Expected volatility	78%
Expected life	3.1 years
Risk-free interest rate	0.34%
Dividend yield	nil

On December 12, 2012 the Company granted 50,000 stock options to a consultant to purchase common shares. The stock options are exercisable at $0.62 per share and vest over 1 year at 25% every three months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $10 thousand, using the following assumptions:

Expected volatility	70%
Expected life	1.8 years
Risk-free interest rate	0.25%
Dividend yield	nil

During the year ended December 31, 2012 a total of 50,000 (2011 – 775,000) stock options were exercised for 50,000 (2011 – 775,000) common shares having a par value of $0 thousand (2011 - $Nil) in aggregate, for cash consideration of $28 thousand ($318 thousand), resulting in an increase in additional paid-in capital of $28 thousand (2011 – $318 thousand). The intrinsic value of the stock options exercised, as at the date of exercise, totaled $4 thousand.

Information with respect to stock option activity for 2011 and 2012 is as follows:

		Weighted average
	Number of options	exercise price
		$

Outstanding – January 1, 2011	1,698,088	0.53

Granted	290,000	0.54
Forfeited	(150,000)	(0.76)
Expired	(65,000)	(0.59)
Exercised	(775,000)	(0.41)

Outstanding – December 31, 2011	998,088	0.59

Granted	195,000	0.57
Forfeited	(45,000)	(0.49)
Expired	(32,500)	(1.15)
Exercised	(50,000)	(0.55)

Outstanding – December 31, 2012	1,065,588	0.58
Details of stock options outstanding as at December 31, 2012 are as follows:

	Outstanding options				Exercisable options

			Weighted			Weighted
		Weighted average	average	Aggregate		average	Aggregate
Exercise	Number of	remaining	exercise	intrinsic	Number of	exercise	intrinsic
prices	options	contractual life	price	value	options	price	value
$		(years)	$	$		$	$

0.31	25,000	1.25	0.31		25,000	0.31
0.37	75,000	2.67	0.37		75,000	0.37
0.45-0.47	175,000	1.42	0.46		175,000	0.46
0.51	40,000	4.50	0.51		0	0.00
0.52-0.54	270,000	3.89	0.54		147,500	0.54
0.55	50,000	2.67	0.55		12,500	0.55
0.60	55,000	5.00	0.60		0	0.00
0.61	125,000	1.51	0.61		125,000	0.61
0.62	50,000	3.00	0.62		0	0.00
0.85	200,588	0.63	0.85		200,588	0.85
	1,065,588	2.60	0.58	114,050	760,588	0.59	86,725

Stock-based compensation expense recognized in 2012 in regards to the stock options was $59 thousand (2011 - $51 thousand). As of December 31, 2012, total unrecognized compensation expense related to unvested stock options was $72 thousand (2011 - $92 thousand), of which $17 thousand (2011 $Nil) relates to options granted to consultants. The amount of $72 thousand will be recognized as an expense over a period of two years. A change in control of the Company due to acquisition would cause the vesting of the stock options granted to employees and directors to accelerate and would result in $55 thousand being charged to stock based compensation expense.

Warrants

On June 21, 2011 the Company issued approximately 4.8 million stock purchase warrants exercisable into approximately 2.4 million common shares at $0.74 per share which expire on June 21, 2014. The stock purchase warrants were issued in connection with the June 21, 2011 private placements described in note 9. The stock purchase warrants were valued at $817 thousand based on their relative fair value, as determined by the Black-Scholes valuation model using the assumptions below:

Expected volatility	117%
Expected life	3 years
Risk-free interest rate	0.69%
Dividend yield	nil

On June 21, 2011 the Company issued approximately 0.3 million agents’ stock purchase warrants exercisable into approximately 0.3 million common shares at $0.74 per share which expire on June 21, 2014. The stock purchase warrants were issued in connection with the June 21, 2011 private placements described in note 9. The stock purchase warrants were valued at $153 thousand based on their relative fair value, as determined by the Black-Scholes valuation model using the assumptions below:

Expected volatility	117%
Expected life	3 years
Risk-free interest rate	0.69%
Dividend yield	nil

During the year ended December 31, 2012 a total of 219,313 (2011 - 299,406) agents’ warrants were exercised for 219,313 (2011 - 299,406) common shares having a par value of $0 thousand in aggregate, for cash consideration of approximately $104 thousand (2011 - $142 thousand), resulting in an increase in additional paid-in capital of approximately $104 thousand (2011 - $142 thousand).

Also in the year ended December 31, 2012 a total of 1,205,668 warrants were exercised, of which 491,382 warrants were exercised for 491,382 common shares having a par value of $0 thousand in aggregate, for cash consideration of approximately $233 thousand, resulting in an increase in additional paid-in capital of approximately $233 thousand, and a total of 714,286 warrants were exercised for 234,698 common shares in cashless exercises, resulting in an increase in additional paid-in capital of $Nil.

In the year ended December 31, 2011 a total of 4,366,904 warrants were exercised, of which 2,902,618 warrants were exercised for 2,902,618 common shares having a par value of $0 thousand in aggregate, for cash consideration of approximately $1,458 thousand, resulting in an increase in additional paid-in capital of approximately $1,458 thousand, and a total of 1,464,286 warrants were exercised for 515,391 common shares in cashless exercises, resulting in an increase in additional paid-in capital of $Nil.

Information with respect to warrant activity for 2011 and 2012 is as follows:

	Number of	Weighted average
	warrants	exercise price
	(All Exercisable)	$

Outstanding – January 1, 2011	21,291,223	0.66

Attached to private placements	2,748,165	0.74
Agents’ warrants exercised	(299,406)	(0.47)
Exercised	(4,366,904)	(0.51)

Outstanding - December 31, 2011	19,373,078	0.71

Agents’ warrants exercised	(219,313)	(0.47)
Exercised	(1,205,668)	(0.48)
Expired	(11,843,932)	(0.80)

Outstanding - December 31, 2012	6,104,165	0.59